Stock-Based Compensation - Schedule of Assumptions Using Black-Scholes Option Pricing Model (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Risk free interest rate, minimum	1.99%	1.38%
Risk free interest rate, maximum	2.306%	1.44%
Expected life (in years)		1 year 9 months 7 days
Expected Volatility, minimum	135.94%	121.17%
Expected Volatility, maximum	150.09%	123.88%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Expected life (in years)	5 years 6 months	5 years 7 months 6 days
Maximum [Member]
Expected life (in years)	9 years	10 years